Cash Flow Reconciliations - Reconciliation of tangible fixed assets, vessels under construction and vessel held under finance lease arising from investing activities (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2018	Jun. 30, 2017
Total
Balance, at the beginning of the period			$ 3,772,566
Depreciation	$ (38,813)	$ (34,451)	(74,342)	$ (68,159)
Balance, at the end of the period	4,378,295		4,378,295
Tangible Fixed Assets and Vessels Under Construction
Opening balance
Tangible fixed assets, vessels under construction and vessel held under finance lease at the beginning of the year			4,153,550
Tangible fixed assets,vessels under construction and vessel held under finance lease at the end of the year	4,153,550		4,153,550
Cash flows
Additions			588,929
Tangible fixed assets,vessels under construction and vessel held under finance lease at the end of the year	588,929		588,929
Non-cash items
Additions			12,410
Transfer under "Other non-current assets"			(1,650)
Depreciation expense			(74,342)
Tangible fixed assets,vessels under construction and vessel held under finance lease at the end of the year	(63,582)		(63,582)
Total
Balance, at the beginning of the period			4,153,550
Additions			601,339
Transfer under "Other non-current assets"			(1,650)
Depreciation			(74,342)
Balance, at the end of the period	$ 4,678,897		$ 4,678,897